U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

                     Read instructions at end of Form before
                                preparing Form.
                              Please print or type.


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1.   Name and address of issuer:

     State Street Research Tax-Exempt Trust
     One Financial Center
     Boston, MA 02111

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2.   Name of each series or class of funds for which this notice is filed:

     State Street Research Tax-Exempt Fund
     State Street Research New York Tax-Free Fund
     State Street Research California Tax-Free Fund
     State Street Research Florida Tax-Free Fund
     State Street Research Pennsylvania Tax-Free Fund

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3.   Investment Company Act File Number:                      811-4558

     Securities Act File Number:                              33-2703

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4.   Last day of fiscal year for which this notice is filed:  December 31, 1995

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5.   Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                           [ ]

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6.   Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

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7.   Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     State Street Research Tax-Exempt Fund shares                             0
     State Street Research New York Tax-Free Fund shares                      0
     State Street Research California Tax-Free Fund shares                    0
     State Street Research Florida Tax-Free Fund shares                       0
     State Street Research Pennsylvania Tax-Free Fund shares                  0

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8.   Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

     State Street Research Tax-Exempt Fund shares                             0
     State Street Research New York Tax-Free Fund shares                      0
     State Street Research California Tax-Free Fund shares                    0
     State Street Research Florida Tax-Free Fund shares                       0
     State Street Research Pennsylvania Tax-Free Fund shares                  0

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9.   Number and aggregate sale price of securities sold during the fiscal year:

     Number of securities sold:
     State Street Research Tax-Exempt Fund shares                    10,206,147
     State Street Research New York Tax-Free Fund shares              1,100,939
     State Street Research California Tax-Free Fund shares              314,455
     State Street Research Florida Tax-Free Fund shares                  68,083
     State Street Research Pennsylvania Tax-Free Fund shares            197,377

     Aggregate sale price of securities sold:
     State Street Research Tax-Exempt Fund shares                   $82,945,115
     State Street Research New York Tax-Free Fund shares              8,485,727
     State Street Research California Tax-Free Fund shares            2,500,419
     State Street Research Florida Tax-Free Fund shares                 634,627
     State Street Research Pennsylvania Tax-Free Fund shares          1,740,169
                                                                    -----------
                                                                    $96,306,057
                                                                    ===========

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10.  Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     Number of securities sold:
     State Street Research Tax-Exempt Fund shares                    10,206,147
     State Street Research New York Tax-Free Fund shares              1,100,939
     State Street Research California Tax-Free Fund shares              314,455
     State Street Research Florida Tax-Free Fund shares                  68,083
     State Street Research Pennsylvania Tax-Free Fund shares            197,377

     Aggregate sale price of securities sold:
     State Street Research Tax-Exempt Fund shares                   $82,945,115
     State Street Research New York Tax-Free Fund shares              8,485,727
     State Street Research California Tax-Free Fund shares            2,500,419
     State Street Research Florida Tax-Free Fund shares                 634,627
     State Street Research Pennsylvania Tax-Free Fund shares          1,740,169
                                                                    -----------
                                                                    $96,306,057
                                                                    ===========

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11.  Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

     Number of securities issued:
     State Street Research Tax-Exempt Fund shares                     1,306,970
     State Street Research New York Tax-Free Fund shares                370,969
     State Street Research California Tax-Free Fund shares              114,458
     State Street Research Florida Tax-Free Fund shares                  14,950
     State Street Research Pennsylvania Tax-Free Fund shares             40,137

     Aggregate sale price of securities issued:
     State Street Research Tax-Exempt Fund shares                   $10,324,975
     State Street Research New York Tax-Free Fund shares              2,914,774
     State Street Research California Tax-Free Fund shares              902,595
     State Street Research Florida Tax-Free Fund shares                 139,399
     State Street Research Pennsylvania Tax-Free Fund shares            379,637
                                                                    -----------
                                                                    $14,661,380
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12.  Calculation of registration fee:

     (i)   Aggregate sale price of securities sold during
           the fiscal year in reliance on rule 24f-2 (from
           Item 10):                                               $ 96,306,057
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     (ii)  Aggregate price of shares issued in connection
           with dividend reinvestment plans (from Item 11,
           if applicable):                                       + $ 14,661,380
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     (iii) Aggregate price of shares redeemed or repurchased
           during the fiscal year (if applicable):               - $143,297,325
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     (iv)  Aggregate price of shares redeemed or repurchased
           and previously applied as a reduction to filing
           fees pursuant to rule 24e-2 (if applicable):          + $          0
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     (v)   Net aggregate price of securities sold and issued
           during the fiscal year in reliance on rule 24f-2
           [line (i), plus line (ii), less line (iii), plus
           line (iv)] (if applicable):                           - $ 32,329,888
                                                                 --------------

     (vi)  Multiplier prescribed by Section 6(b) of the
           Securities Act of 1933 or other applicable law or
           regulation (see Instruction C.6):                     x       1/2900
                                                                 --------------

     (vii) Fee due [line (i) or line (v) multiplied by line
           (vi)]                                                 $            0
                                                                 ==============

Instruction:   Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

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13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of
     Informal and Other Procedures (17 CFR 202.3a).                         [ ]

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                                 SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)* /s/ Amy L. Simmons
                               ------------------------
                                   Amy L. Simmons, Assistant Secretary

     Date     February 28, 1996

     *Please print the name and title of the signing officer below the signature.